Other Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Other Assets
Other current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred carrier charges	$2,817	$5,319
Prepaid expenses	2,173	1,569
Inventory	2,211	404
Other	2,099	2,422
Total other current assets	$9,300	$9,714

Other non-current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred financing costs	$—	$3,450
Lease security and carrier deposits	3,134	1,897
Other	745	912
Total other non-current assets	$3,879	$6,259

The Company incurred deferred financing costs of $500 and $134 in 2012 and 2011, respectively, related to the amendment of the Company’s Revolving Credit Facility. Amortization of deferred financing costs amounted to $2,320, $2,706 and $2,660 for the years ended December 31, 2012, 2011 and 2010, respectively. During 2012 the Company wrote off $1,630 of discontinued deferred financing costs when they began the reorganization process.